Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) in Thousands(6)	Adjusted EBITDA in Thousands(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2025	$3,487,527	$2,988,658	$2,392,450	$2,075,886	$12.36	$105.30	$47,580	$126,254
2024	$3,017,136	$5,295,604	$2,296,500	$4,456,859	$14.33	$97.01	$(34,125)	$116,993
2023	$2,649,627	$2,945,721	$2,297,252	$2,576,510	$10.12	$88.38	$(58,544)	$74,303
2022	$3,154,343	$(683,279)	$1,848,730	$(772,699)	$12.88	$78.24	$(297,504)	$(260,506)

(1)				Our principal executive officer for all fiscal years reflected in this table was our Chief Executive Officer, Timothy R. Danker.
(2)
Represents the amount of “compensation actually paid” to Mr. Danker, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:

					2025	2024	2023	2022
	Reported Summary Compensation Table Total for PEO:				$3,487,527	$3,017,136	$2,649,627	$3,154,343
	Deduct Reported Value of Equity Awards:				$(2,212,143)	$(1,566,000)	$(1,573,042)	$(2,607,263)
	Equity Award Adjustments:				$1,713,274	$3,844,468	$1,869,136	$(1,230,359)
	Compensation Actually Paid to PEO:				$2,988,658	$5,295,604	$2,945,721	$(683,279)

The “Equity Award Adjustments” shown in the above table were calculated as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
2025	$1,736,794	$(937,425)	$—	$913,905	$—		$1,713,274
2024	$3,140,500	$713,431	$—	$(9,463)	$—		$3,844,468
2023	$1,808,829	$63,088	$—	$(2,781)	$—		$1,869,136
2022	$238,883	$(1,426,491)	$—	$(42,750)	$—		$(1,230,359)

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(3)
Our non-PEO named executive officers for the 2025 fiscal year were our General Counsel and Corporate Secretary, Daniel A. Boulware; our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; and our Chief Operating Officer, William Grant III. Our non-PEO named executive officers for the 2023 and 2024 fiscal years, during which we were a “smaller reporting company,” were Messrs. Robert Grant and William Grant III. Our non-PEO named executive officers for the 2022 fiscal year were our former Chief Financial Officer, Raff Sadun, who resigned from the Company effective June 1, 2022; our then-Interim Chief Financial Officer, Mr. Clement; and Messrs. Boulware, Robert Grant, and William Grant III.

(4)
Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Boulware, Clement, Robert Grant, and William Grant III. Amounts shown for the 2023 and 2024 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. Amount shown for the 2022 fiscal year is calculated based on the annual compensation of each of Messrs. Boulware, Clement, Robert Grant, William Grant III, and Sadun. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:

						2025	2024	2023	2022
		Average Reported Summary Compensation Table Total for non-PEO NEOs:				$2,392,450	$2,296,500	$2,297,252	$1,848,730
		Deduct Average Reported Value of Equity Awards:				$(1,463,239)	$(1,284,626)	$(1,409,181)	$(1,424,312)
		Average Equity Award Adjustments:				$1,146,675	$3,444,985	$1,688,439	$(1,197,117)
		Average Compensation Actually Paid to non-PEO NEOs:				$2,075,886	$4,456,859	$2,576,510	$(772,699)

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
	2025	$1,148,816	$(551,454)	$—	$549,313	$—		$1,146,675
	2024	$2,813,365	$640,515	$—	$(8,895)	$—		$3,444,985
	2023	$1,620,407	$58,409	$—	$9,623	$—		$1,688,439
	2022	$147,657	$(888,012)	$—	$(273,274)	$(183,487)		$(1,197,117)

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Center for Research in Security Prices US Small Cap Index (^CRSPSC1) for the period from June 30, 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	Represents net income (loss) as reported in our audited financial statements for the year indicated.
(7)
Represents the Company’s “Company-Selected Measure,” as defined in Item 402(v)(2)(vi) of Regulation S-K . For an illustration of how Adjusted EBITDA is calculated from our audited financial statements, see Appendix A to this Proxy Statement.

Named Executive Officers, Footnote
Our non-PEO named executive officers for the 2025 fiscal year were our General Counsel and Corporate Secretary, Daniel A. Boulware; our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; and our Chief Operating Officer, William Grant III. Our non-PEO named executive officers for the 2023 and 2024 fiscal years, during which we were a “smaller reporting company,” were Messrs. Robert Grant and William Grant III. Our non-PEO named executive officers for the 2022 fiscal year were our former Chief Financial Officer, Raff Sadun, who resigned from the Company effective June 1, 2022; our then-Interim Chief Financial Officer, Mr. Clement; and Messrs. Boulware, Robert Grant, and William Grant III.

Peer Group Issuers, Footnote
Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Boulware, Clement, Robert Grant, and William Grant III. Amounts shown for the 2023 and 2024 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. Amount shown for the 2022 fiscal year is calculated based on the annual compensation of each of Messrs. Boulware, Clement, Robert Grant, William Grant III, and Sadun. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:

PEO Total Compensation Amount	$ 3,487,527	$ 3,017,136	$ 2,649,627	$ 3,154,343
PEO Actually Paid Compensation Amount	$ 2,988,658	5,295,604	2,945,721	(683,279)
Adjustment To PEO Compensation, Footnote
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) in Thousands(6)	Adjusted EBITDA in Thousands(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2025	$3,487,527	$2,988,658	$2,392,450	$2,075,886	$12.36	$105.30	$47,580	$126,254
2024	$3,017,136	$5,295,604	$2,296,500	$4,456,859	$14.33	$97.01	$(34,125)	$116,993
2023	$2,649,627	$2,945,721	$2,297,252	$2,576,510	$10.12	$88.38	$(58,544)	$74,303
2022	$3,154,343	$(683,279)	$1,848,730	$(772,699)	$12.88	$78.24	$(297,504)	$(260,506)

(1)				Our principal executive officer for all fiscal years reflected in this table was our Chief Executive Officer, Timothy R. Danker.
(2)
Represents the amount of “compensation actually paid” to Mr. Danker, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:

					2025	2024	2023	2022
	Reported Summary Compensation Table Total for PEO:				$3,487,527	$3,017,136	$2,649,627	$3,154,343
	Deduct Reported Value of Equity Awards:				$(2,212,143)	$(1,566,000)	$(1,573,042)	$(2,607,263)
	Equity Award Adjustments:				$1,713,274	$3,844,468	$1,869,136	$(1,230,359)
	Compensation Actually Paid to PEO:				$2,988,658	$5,295,604	$2,945,721	$(683,279)

The “Equity Award Adjustments” shown in the above table were calculated as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
2025	$1,736,794	$(937,425)	$—	$913,905	$—		$1,713,274
2024	$3,140,500	$713,431	$—	$(9,463)	$—		$3,844,468
2023	$1,808,829	$63,088	$—	$(2,781)	$—		$1,869,136
2022	$238,883	$(1,426,491)	$—	$(42,750)	$—		$(1,230,359)

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(3)
Our non-PEO named executive officers for the 2025 fiscal year were our General Counsel and Corporate Secretary, Daniel A. Boulware; our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; and our Chief Operating Officer, William Grant III. Our non-PEO named executive officers for the 2023 and 2024 fiscal years, during which we were a “smaller reporting company,” were Messrs. Robert Grant and William Grant III. Our non-PEO named executive officers for the 2022 fiscal year were our former Chief Financial Officer, Raff Sadun, who resigned from the Company effective June 1, 2022; our then-Interim Chief Financial Officer, Mr. Clement; and Messrs. Boulware, Robert Grant, and William Grant III.

(4)
Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Boulware, Clement, Robert Grant, and William Grant III. Amounts shown for the 2023 and 2024 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. Amount shown for the 2022 fiscal year is calculated based on the annual compensation of each of Messrs. Boulware, Clement, Robert Grant, William Grant III, and Sadun. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:

						2025	2024	2023	2022
		Average Reported Summary Compensation Table Total for non-PEO NEOs:				$2,392,450	$2,296,500	$2,297,252	$1,848,730
		Deduct Average Reported Value of Equity Awards:				$(1,463,239)	$(1,284,626)	$(1,409,181)	$(1,424,312)
		Average Equity Award Adjustments:				$1,146,675	$3,444,985	$1,688,439	$(1,197,117)
		Average Compensation Actually Paid to non-PEO NEOs:				$2,075,886	$4,456,859	$2,576,510	$(772,699)

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
	2025	$1,148,816	$(551,454)	$—	$549,313	$—		$1,146,675
	2024	$2,813,365	$640,515	$—	$(8,895)	$—		$3,444,985
	2023	$1,620,407	$58,409	$—	$9,623	$—		$1,688,439
	2022	$147,657	$(888,012)	$—	$(273,274)	$(183,487)		$(1,197,117)

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Center for Research in Security Prices US Small Cap Index (^CRSPSC1) for the period from June 30, 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	Represents net income (loss) as reported in our audited financial statements for the year indicated.
(7)
Represents the Company’s “Company-Selected Measure,” as defined in Item 402(v)(2)(vi) of Regulation S-K . For an illustration of how Adjusted EBITDA is calculated from our audited financial statements, see Appendix A to this Proxy Statement.

Non-PEO NEO Average Total Compensation Amount	$ 2,392,450	2,296,500	2,297,252	1,848,730
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,075,886	4,456,859	2,576,510	(772,699)
Adjustment to Non-PEO NEO Compensation Footnote
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) in Thousands(6)	Adjusted EBITDA in Thousands(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2025	$3,487,527	$2,988,658	$2,392,450	$2,075,886	$12.36	$105.30	$47,580	$126,254
2024	$3,017,136	$5,295,604	$2,296,500	$4,456,859	$14.33	$97.01	$(34,125)	$116,993
2023	$2,649,627	$2,945,721	$2,297,252	$2,576,510	$10.12	$88.38	$(58,544)	$74,303
2022	$3,154,343	$(683,279)	$1,848,730	$(772,699)	$12.88	$78.24	$(297,504)	$(260,506)

(1)				Our principal executive officer for all fiscal years reflected in this table was our Chief Executive Officer, Timothy R. Danker.
(2)
Represents the amount of “compensation actually paid” to Mr. Danker, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:

					2025	2024	2023	2022
	Reported Summary Compensation Table Total for PEO:				$3,487,527	$3,017,136	$2,649,627	$3,154,343
	Deduct Reported Value of Equity Awards:				$(2,212,143)	$(1,566,000)	$(1,573,042)	$(2,607,263)
	Equity Award Adjustments:				$1,713,274	$3,844,468	$1,869,136	$(1,230,359)
	Compensation Actually Paid to PEO:				$2,988,658	$5,295,604	$2,945,721	$(683,279)

The “Equity Award Adjustments” shown in the above table were calculated as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
2025	$1,736,794	$(937,425)	$—	$913,905	$—		$1,713,274
2024	$3,140,500	$713,431	$—	$(9,463)	$—		$3,844,468
2023	$1,808,829	$63,088	$—	$(2,781)	$—		$1,869,136
2022	$238,883	$(1,426,491)	$—	$(42,750)	$—		$(1,230,359)

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(3)
Our non-PEO named executive officers for the 2025 fiscal year were our General Counsel and Corporate Secretary, Daniel A. Boulware; our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; and our Chief Operating Officer, William Grant III. Our non-PEO named executive officers for the 2023 and 2024 fiscal years, during which we were a “smaller reporting company,” were Messrs. Robert Grant and William Grant III. Our non-PEO named executive officers for the 2022 fiscal year were our former Chief Financial Officer, Raff Sadun, who resigned from the Company effective June 1, 2022; our then-Interim Chief Financial Officer, Mr. Clement; and Messrs. Boulware, Robert Grant, and William Grant III.

(4)
Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Boulware, Clement, Robert Grant, and William Grant III. Amounts shown for the 2023 and 2024 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. Amount shown for the 2022 fiscal year is calculated based on the annual compensation of each of Messrs. Boulware, Clement, Robert Grant, William Grant III, and Sadun. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:

						2025	2024	2023	2022
		Average Reported Summary Compensation Table Total for non-PEO NEOs:				$2,392,450	$2,296,500	$2,297,252	$1,848,730
		Deduct Average Reported Value of Equity Awards:				$(1,463,239)	$(1,284,626)	$(1,409,181)	$(1,424,312)
		Average Equity Award Adjustments:				$1,146,675	$3,444,985	$1,688,439	$(1,197,117)
		Average Compensation Actually Paid to non-PEO NEOs:				$2,075,886	$4,456,859	$2,576,510	$(772,699)

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
	2025	$1,148,816	$(551,454)	$—	$549,313	$—		$1,146,675
	2024	$2,813,365	$640,515	$—	$(8,895)	$—		$3,444,985
	2023	$1,620,407	$58,409	$—	$9,623	$—		$1,688,439
	2022	$147,657	$(888,012)	$—	$(273,274)	$(183,487)		$(1,197,117)

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Center for Research in Security Prices US Small Cap Index (^CRSPSC1) for the period from June 30, 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	Represents net income (loss) as reported in our audited financial statements for the year indicated.
(7)
Represents the Company’s “Company-Selected Measure,” as defined in Item 402(v)(2)(vi) of Regulation S-K . For an illustration of how Adjusted EBITDA is calculated from our audited financial statements, see Appendix A to this Proxy Statement.

Equity Valuation Assumption Difference, Footnote
Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs, and our cumulative total shareholder return over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs, and our “company selected measure,” Adjusted EBITDA, during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	A comparison of the Company’s cumulative total shareholder return to the peer group’s cumulative total shareholder return is reflected in the following chart:
Tabular List, Table
The Company views the following measures as the most important financial performance measures in linking Company performance to Compensation Actually Paid to our NEOs for the most recently completed fiscal year:

•Adjusted EBITDA;
•Revenue; and
•Operating Cash Flow.

Total Shareholder Return Amount	$ 12.36	14.33	10.12	12.88
Peer Group Total Shareholder Return Amount	105.30	97.01	88.38	78.24
Net Income (Loss)	$ 47,580,000	$ (34,125,000)	$ (58,544,000)	$ (297,504,000)
Company Selected Measure Amount	126,254,000	116,993,000	74,303,000	(260,506,000)
PEO Name	Timothy R. Danker
Additional 402(v) Disclosure
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Center for Research in Security Prices US Small Cap Index (^CRSPSC1) for the period from June 30, 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,212,143)	$ (1,566,000)	$ (1,573,042)	$ (2,607,263)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,713,274	3,844,468	1,869,136	(1,230,359)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,736,794	3,140,500	1,808,829	238,883
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(937,425)	713,431	63,088	(1,426,491)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	913,905	(9,463)	(2,781)	(42,750)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow.
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,463,239)	(1,284,626)	(1,409,181)	(1,424,312)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,146,675	3,444,985	1,688,439	(1,197,117)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,148,816	2,813,365	1,620,407	147,657
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(551,454)	640,515	58,409	(888,012)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,313	(8,895)	9,623	(273,274)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (183,487)